Consolidated Statements of Cash Flows (Parenthetical) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash, cash equivalents, restricted cash and assets held for sale consists of:
Cash	$ 220	$ 222
Restricted cash	34	51
Assets held for sale	0	1
Cash, cash equivalents, and restricted cash	$ 254	$ 274